                              DELAWARE POOLED TRUST
                      The Core Focus Fixed Income Portfolio
                      The Core Plus Fixed Income Portfolio
                          The High-Yield Bond Portfolio
                     The Intermediate Fixed Income Portfolio
             (each, a "Portfolio" and collectively, the Portfolios")

        Supplement to the Portfolios' Statement of Additional Information
                             dated February 28, 2007

On August 16, 2007, the Board of Trustees of Delaware  Pooled Trust  unanimously voted to approve  changes  to  certain  Portfolios'  investment  strategies  and policies to: (1) increase The Intermediate Fixed Income  Portfolio's  ability to invest in illiquid  securities  from 10% to 15% of net  assets;  (2) broaden The
Core Plus Fixed Income Portfolio's, The Core Focus Fixed Income Portfolio's, and
The  Intermediate  Fixed Income  Portfolio's  investment  authority to invest in swaps  with  maturities  of up to 30 years;  and (3)  permit The Core Plus Fixed
Income  Portfolio,  The Core Focus Fixed Income  Portfolio,  The High-Yield Bond
Portfolio,  and The  Intermediate  Fixed  Income  Portfolio  to  invest  without restriction in loan participations.

The following  paragraph  replaces the second  paragraph in the section entitled
"Investment Strategies and Risks-Credit Default Swaps" which begins on page 9 of the Statement of Additional Information:

CDS  transactions  may involve general market,  illiquidity,  counterparty,  and credit risks.  CDS prices may also be subject to rapid  movements in response to news and events  affecting  the  underlying  securities.  When a Portfolio  is a seller of protection,  the aggregate notional amount  (typically,  the principal amount of the reference security or securities) of a Portfolio's  investments in the CDS contracts will be limited to 15% of the Portfolio's total net assets. As the purchaser or seller of protection,  a Portfolio may be required to segregate cash or  other  liquid  assets  to  cover  its  obligations  under  certain  CDS contracts.

The  following  is added to the  section  entitled  "Investment  Strategies  and
Risks":

Interest  Rate and Index Swaps The Core Focus Fixed Income  Portfolio,  The Core
Plus Fixed Income  Portfolio,  and The  Intermediate  Fixed Income Portfolio may
invest in  interest  rate and index  swaps to the extent  consistent  with their investment  objectives and strategies.  A Portfolio will only invest in swaps in which all the  reference  rates are related to or derived  from  instruments  or markets in which the Portfolio is otherwise  eligible to invest,  and subject to the investment  limitations on the instruments to which the purchased  reference rate relates.

Swaps are  agreements  to exchange  payment  streams  over a period of time with another  party,  called  a  counterparty.  Each  payment  stream  is  based on a specified  rate,  which could be a fixed or variable  interest rate, the rate of return on an index,  or some other  reference  rate.  The  payment  streams  are calculated  with  reference  to a  hypothetical  principal  amount,  called  the notional principal or the notional amount. For example, in an interest rate swap one  party  may  agree to pay a fixed  interest  rate to a  counterparty  and to receive in return  variable  interest rate payments from the  counterparty.  The amount that each party pays is calculated by multiplying  the fixed and variable rates,  respectively,  by the notional  amount.  The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction;  it is used only to calculate the value of the payment streams.

When two counterparties each wish to swap interest rate payments, they typically each enter into a separate  interest  rate swap  contract  with a  broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly.  The  broker/dealer  intermediary enters  into  numerous  transactions  of this sort,  and  attempts to manage its portfolio  of  swaps  so as  to  match  and  offset  its  payment  receipts  and obligations.

The typical minimum notional amount is $5 million.  Variable  interest rates are usually set by reference to the London  Inter-Bank  Offered Rate ("LIBOR").  The
typical  maximum term of an interest rate swap  agreement  ranges from one to 12 years. Index swaps tend to be shorter term, often for one year.

A Portfolio may also engage in index swaps,  also called total return swaps.  In an index swap,  a Portfolio  may enter into a contract  with a  counterparty  in which the counterparty will make payments to the Portfolio based on the positive returns of an index, such as a corporate bond index, in return for the Portfolio paying to the counterparty a fixed or variable  interest rate, as well as paying to the  counterparty  any negative returns on the index. In a sense, a Portfolio is  purchasing  exposure to an index in the amount of the notional  principal in return for making  interest  rate  payments on the notional  principal.  As with interest rate swaps,  the notional  principal does not actually  change hands at any point in the transaction.  The  counterparty,  typically an investment bank, manages  its  obligations  to make  total  return  payments  by  maintaining  an inventory of the fixed income securities that are included in the index.

Swap transactions  provide several benefits to a Portfolio.  Interest rate swaps may be used as a duration  management  tool.  Duration  is a measure of a bond's interest-rate sensitivity,  expressed in terms of years because it is related to the length of time  remaining  on the life of a bond.  In general,  the longer a bond's  duration,  the more  sensitive  the  bond's  price will be to changes in interest rates.  The average  duration of a Portfolio is the weighted average of the durations of the Portfolio's fixed income securities.

If a Portfolio  wished to shorten the duration of certain of its assets,  longer term  assets  could  be  sold  and  shorter  term  assets  acquired,  but  these transactions have potential tax and return differential  consequences.  By using an interest rate swap, a Portfolio  could agree to make  semi-annual  fixed rate payments and receive semi-annual floating rate LIBOR payments adjusted every six months.  The duration of the floating  rate  payments  received by the Portfolio will now be six months.  In effect,  a Portfolio has reduced the duration of the notional  amount  invested from a longer term to six months over the life of the swap agreement.

A  Portfolio  may also use  swaps to gain  exposure  to  specific  markets.  For example,  suppose bond dealers have  particularly  low  inventories of corporate bonds,  making it difficult  for a fixed income fund to increase its exposure to the  corporate  bond  segment of the market.  It is  generally  not  possible to purchase  exchange-traded  options on a corporate bond index. A Portfolio  could replicate  exposure to the  corporate  bond market,  however,  by engaging in an index swap in which the Portfolio  gains  exposure to a corporate  bond index in return for paying a LIBOR-based floating interest rate.

Other uses of swaps could help permit a Portfolio to preserve a return or spread on a particular  investment or portion of its portfolio or to protect against an increase in the price of securities  the Portfolio  anticipates  purchasing at a later date.  Interest  rate swaps may also be  considered  as a  substitute  for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract,  and may be considered to provide more
liquidity  than  similar  forward  contracts,   particularly  long-term  forward
contracts.

The  primary  risk  of  swap  transactions  is  the   creditworthiness   of  the
counterparty,  since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed upon payment stream. This risk is often  referred  to as  counterparty  risk.  If there is a default  by a counterparty  in a swap  transaction,  a Portfolio's  potential  loss is the net amount of payments the  Portfolio is  contractually  entitled to receive for one payment period (if any - the Portfolio could be in a net payment position),  not the entire notional amount,  which does not change hands in a swap  transaction.
Swaps do not involve the delivery of  securities or other  underlying  assets or principal as collateral for the  transaction.  A Portfolio will have contractual remedies  pursuant to the swap  agreement but, as with any  contractual  remedy, there is no guarantee that the Portfolio  would be successful in pursuing them--
the  counterparty  may be  judgment  proof due to  insolvency,  for  example.  A
Portfolio  thus  assumes  the risk that it will be  delayed  or  prevented  from obtaining  payments  owed to it.  The  standard  industry  swap  agreements  do, however, permit a Portfolio to terminate a swap agreement (and thus avoid making additional  payments)  in the event that a  counterparty  fails to make a timely payment to the Portfolio.

In response to this counterparty risk, several securities firms have established separately capitalized subsidiaries that have a higher credit rating, permitting them to enter  into swap  transactions  as a  dealer.  A  Portfolio  will not be permitted  to enter into any swap  transaction  unless,  at the time of entering into such transaction,  the unsecured long-term debt of the actual counterparty, combined with any credit enhancements,  is rated at least A by S&P or Moody's or is determined to be of equivalent  credit  quality by the Manager.  In addition,
the  Manager  will  closely  monitor  the  ongoing   creditworthiness   of  swap
counterparties in order to minimize the risk of swaps.

In addition to  counterparty  risk, the use of swaps also involves risks similar to those  associated  with  ordinary  portfolio  security  transactions.  If the portfolio  manager  is  incorrect  in his or her  forecast  of market  values or interest rates, the investment performance of a Portfolio which has entered into a swap  transaction  could be less  favorable  than it would  have  been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount a Portfolio might  theoretically  be required to pay in a swap transaction.

In order to ensure that a Portfolio will only engage in swap transactions to the extent consistent with its investment  objectives and strategies,  the Portfolio will only engage in a swap transaction if all of the reference rates used in the swap are related to or derived from securities, instruments, or markets that are otherwise eligible investments for the Portfolio. Similarly, the extent to which a Portfolio  may invest in a swap, as measured by the notional  amount,  will be subject  to the same  limitations  as the  eligible  investments  to  which  the purchased reference rate relates.

A  Portfolio   will,   consistent   with   industry   practice,   segregate  and
mark-to-market  daily cash or other liquid  assets  having an  aggregate  market value at least equal to the net amount of the excess, if any, of the Portfolio's payment  obligations  over its  entitled  payments  with  respect  to each  swap contract.  To the extent that a Portfolio  is obligated by a swap to pay a fixed or variable  interest  rate,  the Portfolio may  segregate  securities  that are expected to  generate  income  sufficient  to meet the  Portfolio's  net payment obligations.  For  example,  if a  Portfolio  holds  interest  rate swaps and is required to make payments based on variable interest rates, it will have to make increased  payments if interest rates rise, which will not necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

There is not a well developed secondary market for interest rate or index swaps.
Most interest rate swaps are nonetheless  relatively  liquid because they can be sold back to the counterparty/dealer relatively quickly at a determinable price.
Many index swaps,  on the other hand, are considered to be illiquid  because the counterparty/dealer  will  typically  not  unwind  an  index  swap  prior to its termination  (and,  not  surprisingly,  index  swaps  tend to have much  shorter terms).  The  Portfolio  may  therefore  treat  all  swaps as  subject  to their limitation on illiquid investments. For purposes of calculating these percentage limitations, the Portfolio will refer to the notional amount of the swap.

Swaps will be priced  using fair value  pricing.  The income  provided by a swap should be  qualifying  income for purposes of  Subchapter  M of the Code.  Swaps should not  otherwise  result in any  significant  diversification  or valuation issues under Subchapter M.

The  following  is added to the  section  entitled  "Investment  Strategies  and
Risks":

Loans and Other Direct Indebtedness
The Core Focus Fixed Income Portfolio, The Core Plus Fixed Income Portfolio, The
High-Yield  Bond  Portfolio,  and The  Intermediate  Fixed Income  Portfolio may
purchase loans and other direct indebtedness.  In purchasing a loan, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a  corporate,  governmental,  or other  borrower.  Many  such  loans are secured,  although  some may be  unsecured.  Such loans may be in default at the time of purchase. Loans that are fully secured offer a Portfolio more protection than  unsecured  loans in the event of  non-payment  of  scheduled  interest  or principal.  However,  there is no assurance  that the  liquidation of collateral from a secured loan would satisfy the corporate borrower's  obligation,  or that the  collateral  can be  liquidated.  These loans are made  generally to finance internal growth, mergers, acquisitions,  stock repurchases,  leveraged buy-outs, and other corporate activities.  Such loans are typically made by a syndicate of lending  institutions,  represented  by an agent  lending  institution  that has negotiated and structured the loan and is responsible  for collecting  interest, principal,  and other  amounts due on its own behalf and on behalf of the others in the  syndicate,  and for  enforcing  its and their other  rights  against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which a Portfolio would assume all of the rights of the lending institution in a loan or as an  assignment,  pursuant  to which a  Portfolio  would  purchase  an assignment  of a portion of a lender's  interest in a loan either  directly from the lender or through an intermediary.

A Portfolio may also purchase  trade or other claims  against  companies,  which generally  represent  money  owned  by the  company  to a  supplier  of goods or services.  These  claims may also be  purchased at a time when the company is in default.

Certain of the loans and the other direct  indebtedness  acquired by a Portfolio may involve revolving credit  facilities or other standby financing  commitments which  obligate  a  Portfolio  to pay  additional  cash on a certain  date or on demand.  These commitments may require a Portfolio to increase its investment in a company  at a time when that  Portfolio  might not  otherwise  decide to do so
(including at a time when the company's  financial  condition  makes it unlikely that such amounts  will be repaid).  To the extent that a Portfolio is committed to  advance  additional  funds,  it will at all  times  hold and  maintain  in a segregated  account  cash or other  high  grade  debt  obligations  in an amount sufficient to meet such commitments. A Portfolio's ability to receive payment of principal,  interest, and other amounts due in connection with these investments will depend primarily on the financial  condition of the borrower.  In selecting the loans and other direct  indebtedness  that a Portfolio  will  purchase,  the investment  manager  will  rely  upon  its own  (and  not the  original  lending institution's)  credit analysis of the borrower.  As a Portfolio may be required to rely upon another lending  institution to collect and pass onto the Portfolio amounts payable with respect to the loan and to enforce the  Portfolio's  rights under the loan and other direct  indebtedness,  an  insolvency,  bankruptcy,  or reorganization  of the lending  institution  may delay or prevent the  Portfolio from receiving such amounts. In such cases, a Portfolio will evaluate,  as well, the creditworthiness of the lending institution and will treat both the borrower and  the  lending  institution  as an  "issuer"  of the  loan  for  purposes  of compliance  with  applicable  law  pertaining  to  the  diversification  of  the
Portfolio's  investments.  The  highly  leveraged  nature of many such loans and other  direct  indebtedness  may make such loans and other  direct  indebtedness especially  vulnerable  to adverse  changes in  economic  or market  conditions.
Investments in such loans and other direct  indebtedness may involve  additional risk to the Portfolios.

The following  paragraph  replaces the sixth  paragraph in the section  entitled
"Investment Strategies and Risks-- Mortgage Backed Securities",  which begins on page 26 of the Statement of Additional Information:

Although  stripped  mortgage  securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result,  established trading markets have not yet been fully developed and, accordingly, these securities are generally  illiquid  and to  such  extent,  together  with  any  other  illiquid investments, will not exceed 15% of a Portfolio's net assets.

The following  paragraph  replaces the second  paragraph in the section entitled
"Investment  Strategies  and Risks--  Options",  which  begins on page 28 of the
Statement of Additional Information:

The Portfolios may invest in options that are either  exchange-listed  or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options  positions and this may have an adverse  impact
on  the  Portfolios'   ability  to  effectively  hedge  their  securities.   The
Intermediate  Fixed  Income,  The  Large-Cap  Growth  Equity,  The  Real  Estate
Investment Trust, The Global Real Estate Securities, The Core Plus Fixed Income,
The Core Focus Fixed Income, The Emerging Markets,  The Small-Cap Growth Equity,
The Focus Smid-Cap Growth Equity,  The Smid-Cap  Growth Equity,  and The All-Cap
Growth  Equity  Portfolios  will not  invest  more than 15% of their  respective assets in illiquid securities.

The following replaces the section entitled  "Investment  Strategies and Risks--
Repurchase  Agreements",  which begins on page 33 of the Statement of Additional
Information:

Repurchase Agreements
While each  Portfolio  is  permitted  to do so, it  normally  does not invest in repurchase agreements, except to invest cash balances or for temporary defensive purposes.

The   funds   in   the   Delaware   Investments(R)family   (each   a   "Delaware
Investments(R)Fund"  and  collectively,  the  "Delaware   Investments(R)Funds"),
including the Trust,  have obtained an exemption (the "Order") from the SEC from the  joint-transaction  prohibitions  of Section  17(d) of the 1940 Act to allow such Funds  jointly to invest  cash  balances.  Each  Portfolio  may invest cash balances in a joint  repurchase  agreement in  accordance  with the terms of the
Order and subject generally to the conditions described below.

A  repurchase  agreement  is a  short-term  investment  by which  the  purchaser acquires  ownership of a debt security and the seller  agrees to repurchase  the obligation at a future time and set price,  thereby determining the yield during the purchaser's holding period.  Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Portfolio, if any, would be the  difference  between  the  repurchase  price  and the  market  value  of the security.  If bankruptcy  proceedings are commenced with respect to the seller a
Portfolio's  realization  upon the  collateral  may be delayed or limited.  Each
Portfolio will limit its  investment's  in repurchase  agreements to those which the Manager or Mondrian,  as  applicable,  determines to present  minimal credit risks  and  which  are of high  quality.  In  addition,  a  Portfolio  must have collateral  of at least 102% of the  repurchase  price,  including  the  portion representing the Portfolio's yield under such agreements which is monitored on a daily basis.  The term of these agreements is usually from overnight to one week and never exceeds one year. The Large-Cap Value Equity,  The Intermediate  Fixed
Income,  The Large-Cap  Growth Equity,  The Small-Cap  Growth Equity,  The Focus
Smid-Cap Growth Equity,  The Smid-Cap Growth Equity,  The Real Estate Investment
Trust, The Global Real Estate Securities, The Labor Select International Equity,
The Emerging Markets, The All-Cap Growth Equity, The Core Plus Fixed Income, The
Core Focus Fixed Income, The High-Yield Bond, and The International Fixed Income
Portfolios  may invest no more than 15% of net assets in  repurchase  agreements having a maturity in excess of seven days.

The following replaces the section entitled  "Investment  Strategies and Risks--
Restricted  and Rule 144A  Securities" on page 34 of the Statement of Additional
Information:

Restricted and Rule 144A Securities
Each  Portfolio  may  invest  in  restricted  securities,  including  securities eligible  for resale  without  registration  pursuant  to Rule 144A  ("Rule 144A
Securities") under the 1933 Act. Rule 144A Securities are traded among qualified institutional investors.  While maintaining oversight, the Board of Trustees, as applicable,  has  delegated  to the Manager and  Mondrian,  as  applicable,  the
day-to-day   function  of  determining  whether  or  not  individual  Rule  144A
Securities are liquid for purposes of each Portfolio's limitation on investments in illiquid  assets.  The Boards  have  instructed  the Manager and  Mondrian to consider  the  following  factors in  determining  the  liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security;  (ii)
whether at least three  dealers are willing to purchase or sell the security and the number of other potential purchasers; (iii) whether at least two dealers are making a market in the  security;  and (iv) the nature of the  security  and the nature of the  marketplace  trades  (e.g.,  the time  needed to  dispose  of the security,  the method of  soliciting  offers,  the  mechanics of  transfer,  and whether a security is listed on an electronic network for trading the security).

Investing in Rule 144A Securities  could have the effect of increasing the level of a Portfolio's  illiquidity to the extent that qualified  institutional buyers become,  for a time,  uninterested  in purchasing  these  securities.  After the purchase of a Rule 144A Security, however, the Board of Trustees and the Manager or  Mondrian,  as  applicable,  will  continue to monitor the  liquidity of that security to ensure  that a  Portfolio  has no more than 15% of its net assets in illiquid securities. If the Manager or Mondrian, as applicable,  determines that a Rule 144A Security which was  previously  determined to be liquid is no longer liquid and, as a result, a Portfolio's  holdings of illiquid  securities  exceed the  Portfolio's  15% limit on  investment  in such  securities,  the Manager or
Mondrian,  as  applicable,  will  determine what action shall be taken to ensure that the Portfolio continues to adhere to such limitation.

Each  Portfolio  may  purchase  privately  placed  securities  whose  resale  is
restricted  under  applicable   securities  laws.  Such  restricted   securities
generally offer a higher return potential than comparable  registered securities but involve  some  additional  risk since they can be resold  only in  privately negotiated  transactions or after registration under applicable securities laws.
The  registration  process may involve  delays which would result in a Portfolio obtaining a less favorable price on a resale.

The following  paragraph  replaces the second  paragraph in the section entitled
"Investment  Strategies  and Risks-- Short-Term  Investments"  on page 35 of the
Statement of Additional Information:

     (1) Time deposits,  certificates of deposit (including  marketable variable rate  certificates  of  deposit),  and  bankers'  acceptances  issued  by a U.S.
commercial  bank.  Time  deposits are  non-negotiable  deposits  maintained in a banking  institution  for a specified  period of time at a stated interest rate.
Time  deposits  maturing  in more than  seven  days will not be  purchased  by a
Portfolio,  and time  deposits  maturing  from two business  days through  seven calendar days will not exceed 15% of the net assets of a Portfolio  (10% for The
Mid-Cap Growth Equity,  The  International  Equity,  and The Global Fixed Income
Portfolios).  Certificates  of deposit  are  negotiable  short-term  obligations issued by commercial  banks against funds deposited in the issuing  institution.
Variable rate  certificates of deposit are  certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a  specified  market  rate.  A bankers'  acceptance  is a time draft  drawn on a commercial  bank by a  borrower  usually  in  connection  with an  international commercial transaction (to finance the import,  export,  transfer, or storage of goods).

                Please keep this Supplement for future reference.

This Supplement is dated August 24, 2007.